NOTE 7: PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
	Right of use Empower clinics	Right of use Sun Valley clinics	Right of use CBD extraction facility	Furniture and equipment	Leasehold improvements	Total

Cost
Balance, December 31, 2016	$—	$—	$—	$15,000	$—	$15,000
Expenditures	—	—	—	11,598	20,000	31,598
Balance, December 31, 2017	—	—	—	26,598	20,000	46,598
Expenditures	—	—	—	1,762	98,465	100,227
Balance, December 31, 2018	—	—	—	28,360	118,465	146,825
Adoption of IFRS 16	324,972	—	—	—	—	324,972
Acquisition of Sun Valley	—	431,544	—	32,952	91,859	556,355
Additions during the year	23,006	—	402,533	3,828	—	429,367
Impairment	(79,125)	—	—	(2,610)	(114,517)	(196,252)
Write off	(245,847)	—	—	(25,750)	(3,949)	(275,546)
Balance, December 31, 2019	$23,006	$431,544	$402,533	$36,780	$91,858	$985,721

Accumulated amortization
Balance, December 31, 2016	$—	$—	$—	$(6,602)	$—	$(6,602)
Amortization	—	—	—	(3,868)	—	(3,868)
Balance, December 31, 2017	—	—	—	(10,470)	—	(10,470)
Amortization	—	—	—	(9,295)	—	(9,295)
Balance, December 31, 2018	—	—	—	(19,765)	—	(19,765)
Adoption of IFRS 16	(196,479)	—	—	—	—	(196,479)
Amortization	(57,991)	(107,265)	(31,307)	(13,164)	(37,873)	(247,600)
Write off	245,847	—	—	25,750	3,949	275,546
Balance, December 31, 2019	$(8,623)	$(107,265)	$(31,307)	$(7,179)	$(33,924)	$(188,298)

Carrying amount
Balance, December 31, 2017	$—	$—	$—	$16,128	$20,000	$36,128
Balance, December 31, 2018	—	—	—	8,595	118,465	127,060
Balance, December 31, 2019	$14,383	$324,279	$371,226	$29,601	$57,934	$797,423

Impairment
	As at December 31, 2019
	Chicago lease	Spokane lease	Total
Cost	$255,859	$69,113	$324,972
Less: Accumulated depreciation	(184,787)	(61,060)	(245,847)
Impairment	$71,072	$8,053	$79,125